Condensed Consolidated Statements of Comprehensive Loss (Parenthetical) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Foreign currency translation gain (loss) tax component	$ 5.4		$ 8.0
Interest rate swap gain tax component		$ 1.5		$ 2.5	$ 1.7	$ 0.4	$ 0.7